INCOME AND SOCIAL CONTRIBUTION TAXES - Deferred taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	R$ (2,975,411)	R$ (1,752,855)
Income statement	(1,176,280)	(1,292,275)
Comprehensive income	(103,430)	69,719
Equity transactions	(39,521)	48,135	R$ (10)
Equity transactions	(20,778)
Balance at ending	(4,275,899)	(2,975,411)	(1,752,855)
Deferred tax assets	6,051,884	5,548,581	5,569,885
Deferred tax liabilities	(10,327,783)	(8,523,992)	(7,322,740)
Deferred tax assets of subsidiaries	138,641	171,042	230,097
Deferred tax liabilities	R$ (4,414,540)	R$ (3,146,453)	(1,982,952)
Percentage of tax bases limit used to offset tax losses	30.00%	30.00%
Deferred tax credits (income and social contribution tax losses) were not recognized in indirect subsidiaries	R$ 68,783	R$ 54,570
Income and social contribution taxes on tax losses
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	1,479,836	1,428,476
Income statement	(17,338)	51,360
Balance at ending	1,462,498	1,479,836	1,428,476
Income and social contribution taxes on temporary differences
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(4,455,247)	(3,181,331)
Income statement	(1,158,942)	(1,343,635)
Comprehensive income	(103,430)	69,719
Equity transactions	(20,778)
Balance at ending	(5,738,397)	(4,455,247)	(3,181,331)
Provisions for legal, labor, tax civil and regulatory contingencies
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	1,690,591	1,965,700
Income statement	101,826	(275,109)
Balance at ending	1,792,417	1,690,591	1,965,700
Trade accounts payable and other provisions
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	531,341	571,734
Income statement	262,080	(40,393)
Balance at ending	793,421	531,341	571,734
Estimated losses on impairment of accounts receivable
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	478,630	442,276
Income statement	114,300	36,354
Balance at ending	592,930	478,630	442,276
Customer portfolio and trademarks
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	98,078	184,603
Income statement	(132,249)	(86,525)
Balance at ending	(34,171)	98,078	184,603
Estimated losses from modems and other P&E items
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	182,999	176,130
Income statement	(9,343)	6,869
Balance at ending	173,656	182,999	176,130
Pension plans and other post-employment benefits
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	387,507	226,221
Income statement	38,641	91,746
Comprehensive income	(105,416)	69,540
Balance at ending	320,732	387,507	226,221
Profit sharing
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	119,994	129,689
Income statement	13,919	(9,695)
Balance at ending	133,913	119,994	129,689
Licenses
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(2,069,544)	(1,853,214)
Income statement	(216,330)	(216,330)
Balance at ending	(2,285,874)	(2,069,544)	(1,853,214)
Goodwill (Spanish e Navytree, Vivo Part. and GVTPart.)
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(5,603,708)	(4,600,940)
Income statement	(1,002,768)	(1,002,768)
Balance at ending	(6,606,476)	(5,603,708)	(4,600,940)
Property, plant and equipment of small value
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(288,451)	(395,606)
Income statement	(453,073)	107,155
Balance at ending	(741,524)	(288,451)	(395,606)
Technological Innovation Law
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(24,565)	(50,127)
Income statement	5,844	25,562
Balance at ending	(18,721)	(24,565)	(50,127)
Other temporary differences
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	41,881	22,203
Income statement	118,211	19,499
Comprehensive income	1,986	179
Equity transactions	(20,778)
Balance at ending	R$ 141,300	R$ 41,881	R$ 22,203